Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Defined Benefit Plan

	Defined benefit obligation			Fair value of plan assets			Net defined benefit liability/(asset)
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 January	91	250	244	—	(152)	(148)	91	98	96

Recognised in profit or loss
Interest expense/(income)	3	6	9	—	(2)	(5)	3	4	4

Administration costs	—	—	—	—	—	1	—	—	1

Exceptional item: settlement loss	—	14	—	—	1	—	—	15	—

	3	20	9	—	(1)	(4)	3	19	5

Recognised in other comprehensive income
Actuarial loss/(gain) arising from changes in:
Demographic assumptions	(1)	—	(1)	—	—	—	(1)	—	(1)

Financial assumptions	9	(14)	9	—	—	—	9	(14)	9

Experience adjustments	(1)	(3)	2	—	—	—	(1)	(3)	2

Return on plan assets	—	—	—	—	8	(9)	—	8	(9)
Re-measurement loss/(gain)	7	(17)	10	—	8	(9)	7	(9)	1

Exchange adjustments	1	(1)	2	—	—	—	1	(1)	2

	8	(18)	12	—	8	(9)	8	(10)	3

Other
Company contributions	—	—	—	(6)	(16)	(6)	(6)	(16)	(6)

Benefits paid	(6)	(11)	(15)	6	11	15	—	—	—

Settlement payments	—	(150)	—	—	150	—	—	—	—

	(6)	(161)	(15)	—	145	9	(6)	(16)	(6)

At 31 December	96	91	250	—	—	(152)	96	91	98

Comprising:
UK unfunded plan	26	24	29	—	—	—	26	24	29

US unfunded plans	48	45	51	—	—	—	48	45	51

US funded plan	—	—	146	—	—	(152)	—	—	(6)

US unfunded post-retirement plans	22	22	24	—	—	—	22	22	24

	96	91	250	—	—	(152)	96	91	98

	Defined benefit obligation			Fair value of plan assets			Net defined benefit liability/(asset)
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Movement in asset restriction
At 1 January	—	—	—	—	3	—	—	3	—

Recognised in other comprehensive income	—	—	—	—	(3)	3	—	(3)	3

At 31 December	—	—	—	—	—	3	—	—	3

Summary of Principal Financial Assumptions Used to Determine Benefit Obligations
The principal financial assumptions used by the actuaries to determine the defined
benefit obligations are:

	2019	2018	2017
	%	%	%
UK plan only:
Pension increases	2.7	3.2	3.2

Inflation rate	2.7	3.2	3.2

Discount rate:
UK plan	2.1	3.0	2.6

US plan s	2.9	3.9	3.3

US post-retirement plan	2.9	4.0	3.3

US Healthcare cost trend rate assumed for the next year:
Pre-65 (ultimate rate reached in 2028)	6.7	7.1	7.7
Post - 65 (ultimate rate reached in 2028)	7.1	7.6	8.7

Ultimate rate that the cost rate trends to	4.5	4.5	4.5

Defined Benefit Plans - Life Expectancy Assumptions at Retirement Age
The assumptions used for life expectancy at retirement age are as follows:

		UK			US
		2019	2018	2017	2019	2018	2017
		Years	Years	Years	Years	Years	Years
Current pensioners at 65 a	– male	24	24	24	21	21	21

	– female	26	26	26	23	23	23

Future pensioners at 65 b	– male	25	25	25	22	22	22

	– female	28	28	28	24	24	24

a	Relates to assumptions based on longevity (in years) following retirement at the end of the reporting period.
b	Relates to assumptions based on longevity (in years) relating to an employee retiring in 203 7 .

Summary of Estimated Future Benefit Payments

	2019	2018
	$m	$m
Within one year	6	5

Between one and five years	22	23

More than five years	36	38

	64	66

	2019	2018
	Years	Years
UK plan	18.0	19.5

US plans	9.3	9.2

US post-retirement plan	9.8	9.6